Operating Expense (Tables)	12 Months Ended
Dec. 31, 2024
Operating Expense [Abstract]
Disclosure of operating expense
Operating expense during the years ended December 31, 2024 and 2023 consists of the following expenses by nature:

	2024	2023
Raw materials and consumables	$343,557	$341,411
Salaries and employee benefits(1)	185,056	161,939
Contractors	280,281	208,726
Repairs and maintenance	81,135	70,237
Site administration	114,252	106,803
Royalties	33,106	29,681
	1,037,387	918,797
Change in inventories	(47,801)	(154,565)
Total operating expense	$989,586	$764,232
(1) Total salaries and employee benefits, excluding share-based compensation, for the year ended December 31, 2024, including amounts recognized within care and maintenance expense, exploration and evaluation expense and general and administration expense, was $207.1 million (2023 – $183.5 million)